Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Other Commitments [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases	The Company leases facilities and office equipment under noncancelable operating lease agreements that expire at various dates through 2037. As of December 31, 2020, future minimum cash lease payments are as follows (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total

Operating leases	$7,143	$6,090	$5,180	$7,059	$7,243	$68,415	$101,130

Long-term Purchase Commitment	The Company has long-term agreements with suppliers and other parties related to licensing data used in its products and services, outsourced data center, disaster recovery, and software as a service that expire at various dates through 2031. Under the terms of these agreements with suppliers, the Company has future minimum obligations as of December 31, 2020, as follows (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total

Purchase obligations	$17,069	$14,669	$9,900	$9,900	$9,900	$59,400	$120,838